Basic and diluted net earnings(loss) per share - Shares Excluded from Diluted Computation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average			6,633,889
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Weighted average	3,857,574	671,551